Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	$ 178,883	$ 272,027
Accounts receivable - related parties	151,612	53,791
Less: allowance for doubtful accounts
Total accounts receivable, net	$ 330,495	$ 325,818